Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	11.48
Maximum Aggregate Offering Price	$ 34,440,000
Amount of Registration Fee	$ 4,756.16
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.01 par value per share (“Common Stock”) that become issuable under the Xencor, Inc. Amended and Restated 2023 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

The proposed maximum aggregate offering price per unit is estimated pursuant to Rule 457(h) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on February 20, 2026, as reported by the Nasdaq Stock Market, LLC.